Intangible Assets - Other - Schedule of Other Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	$ 2,935	$ 3,794	$ 5,280
Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	11,756	11,721
Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(8,821)	(7,927)
Net Carrying Value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,935	3,794
Information Technology Assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,106	1,204	1,449
Information Technology Assets | Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	5,055	5,114
Information Technology Assets | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(3,949)	(3,910)
Other Intangible Assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,594	2,590	$ 3,831
Other Intangible Assets | Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	6,466	6,607
Other Intangible Assets | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(4,872)	$ (4,017)
Intangibles Under Development
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	$ 235